CONTINGENCIES	12 Months Ended
Dec. 31, 2022
CONTINGENCIES
CONTINGENCIES

24.  CONTINGENCIES

There are a number of legal proceedings against the Corporation that are pending. At this stage of proceedings, management of the Corporation does not expect the outcome to have a material adverse effect on the Corporation’s results or on its financial position. Generally, management of the Corporation establishes provisions for claims or actions considering the facts of each case. The Corporation cannot determine when and if any payment will be made related to these legal proceedings.